UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2006

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments December 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Variable Rate Senior Loan Interests (a) (94.4%)
	Advertising/Marketing Services (0.6%)
$998	DoubleClick, Inc.	8.34%	07/13/12	$1,009,969
4,889	Affinion Group, Inc.	7.10-7.12	10/17/12	4,815,056
				5,825,025
	Aerospace & Defense (3.3%)
1,985	Alion Science & Technology	6.45	08/02/09	1,984,962
5,169	AM General, LLC	8.65-8.87	11/01/11	5,371,552
1,050	Apptis (DE), Inc.	7.63-9.50	01/05/10	1,056,563
3,930	ARINC, Inc	6.20	03/10/11	3,974,213
2,500	Delta Airlines, Inc.	9.01	03/16/08	2,596,550
3,980	DynCorp International, LLC	6.69-6.81	02/11/11	4,003,203
1,990	ILC Industries, Inc.	7.03	02/24/12	2,019,850
2,819	K&F Acquisition, Inc.	6.45-6.63	11/18/12	2,852,660
993	SI International, Inc.	5.78	02/10/11	1,006,147
2,985	Spirit Aerosystems, Inc.	6.41	12/31/11	2,981,836
5,390	Transdigm, Inc.	6.58	07/22/10	5,465,219
995	Wyle Laboratories, Inc.	7.02-7.07	01/28/11	1,009,308
				34,322,063
	Auto Parts: OEM (1.0%)
2,115	Accuride Corp.	6.25-6.75	01/31/12	3,044,041
5,229	Federal-Mogul Corp. (Revolver) (f)	6.14	03/31/06	4,850,267
2,045	Polypore, Inc.	7.53	11/12/11	2,036,120
				9,930,428
	Automotive Aftermarket (1.6%)
7,444	Metokote Corp.	7.25-7.53	11/27/11	7,457,744
4,067	Safelite Glass Corp.	8.52-9.02	09/30/07	4,047,154
1,500	TRW Automotive Inc.	6.13	06/30/12	1,507,620
3,617	United Components, Inc.	6.81	06/30/10	3,666,396
				16,678,914
	Beverages: Alcoholic (0.2%)
2,348	Constellation Brands, Inc.	5.44-5.75	11/30/11	2,376,960

	Beverages: Non-Alcoholic (0.1%)
1,500	Eight O’ Clock Coffee Co.	9.25	11/14/11	1,515,000

	Broadcast/Media (1.0%)
2,965	NEP Supershooters, L.P.	8.03-8.53	02/03/11	2,998,974
1,000	Nextmedia Operating Inc.	6.32-6.37	11/15/12	1,007,710
1,000	Nextmedia Operating Inc.	8.62	11/15/13	1,013,330
2,978	Spanish Broadcasting System, Inc.	6.53	06/10/12	3,022,163
2,000	Spanish Broadcasting System, Inc.	8.02	06/10/13	2,030,420
				10,072,597
	Broadcasting (0.0%)
500	Gray Television, Inc.	5.71	11/22/12	503,125

	Building Products (0.4%)
4,265	Interline Brands, Inc.	6.24-6.78	12/31/10	4,328,772

	Cable/Satellite TV (8.4%)
1,970	Cebridge Connections, Inc.	7.25-9.50	02/23/09	1,982,312
4,000	Century Cable Holdings, LLC	9.25	06/30/09	3,909,160
25,000	Century Cable Holdings, LLC	9.25	12/31/09	24,433,500
14,981	Charter Communications Operating, LLC	7.25	04/27/10	14,988,415
10,812	Charter Communications Operating, LLC	7.50	04/27/11	10,852,635
3,667	DIRECTV Holdings, LLC	5.87	04/13/13	3,704,470
5,000	Hilton Head Communications LP (Revolver)	7.25	09/30/07	4,838,100
1,960	Insight Midwest Holdings, LLC	6.56	12/31/09	1,987,558
1,985	MCC Iowa (Mediacom), LLC	6.23-6.53	02/01/14	2,014,001
8,000	Olympus Cable Holdings, LLC	8.50	06/30/10	7,795,040
11,000	Olympus Cable Holdings, LLC	9.25	09/30/10	10,733,800
				87,238,991
	Casino/Gaming (4.5%)
2,007	Alliance Gaming Corp.	11.00	09/04/09	2,010,644
500	BLB Worldwide Holdings, Inc.	6.08	08/23/11	506,206
3,980	CCM Merger Corp.	6.08-6.52	09/30/12	4,012,839
1,297	Global Cash Access, LLC	6.64	03/10/10	1,316,859
333	Greektown Casino LLC	6.86	12/03/12	337,083
1,980	Marina District Financial Co.	6.14	10/20/11	1,995,266
2,143	MGM Mirage, Inc.	5.01	11/22/09	2,144,871
4,593	MGM Mirage, Inc. (Revolver)	5.01-5.99	11/22/09	4,460,812
25	Opbiz, LLC (Planet Hollywood) (c) (d)	5.98-6.56	09/01/09	24,877

10,180	Opbiz, LLC (Planet Hollywood)	5.30	09/01/10	10,149,654
11,000	Venitian Casino Resorts LLC	5.77	06/15/11	11,084,260
8,000	Wynn Las Vegas, LLC	6.53	12/14/11	8,093,360
855	Yonkers Racing Corp.	7.87	08/12/11	864,975
				47,001,706

	Cellular Telephone (0.3%)
2,000	AAT Communications Corp.	6.16	07/27/12	2,026,240
1,000	AAT Communications Corp.	7.16	07/29/13	1,016,670
				3,042,910

	Chemicals: Major Diversified (1.6%)
5,982	BCP Crystal Holdings, Ltd. (Germany)	6.53	04/06/11	6,055,747
10,501	Invista B.V. (fka Kosa B.V.) (Netherlands)	6.69	04/29/11	10,612,275
				16,668,022
	Chemicals: Specialty (5.6%)
5,000	Brenntag AG (Germany)	6.81	02/27/12	5,015,850
1,965	Hercules, Inc.	5.86-6.28	10/08/10	1,990,054
26,855	Huntsman International, LLC	6.12	08/18/12	27,025,285
5,480	ISP Chemco, Inc.	6.38	03/27/11	7,978,500
5,120	Kraton Polymers, LLC	6.63-8.75	12/23/10	5,193,991
5,994	Nalco Company	5.87-8.25	11/04/10	6,079,196
1,489	Niagara Holdings, Inc.	6.56	02/11/12	1,506,734
3,960	Rockwood Specialties Group, Inc.	6.22	07/30/12	4,007,322
				58,796,932
	Computer Communications (0.2%)
1,777	Vertafore, Inc.	7.12-7.14	12/23/10	1,803,967

	Computer Software & Services (1.0%)
9,975	SunGard Data Systems, Inc.	6.81	02/11/13	10,027,212

	Construction Materials (0.5%)
178	Builders Firstsource, Inc.	6.19	08/11/11	179,111
2,573	Contech Construction Products, Inc.	6.08-8.50	12/04/10	2,586,162
1,975	Nortek, Inc.	6.94-8.50	08/27/11	1,994,987
				4,760,260

	Consumer Cyclicals (0.1%)
995	Brand Services, Inc.	7.20-7.53	01/15/12	1,010,136

	Consumer Sundries (3.1%)
928	American Safety Razor Co.	7.15	02/28/12	941,976
2,978	Burt’s Bees, Inc.	7.04-7.44	03/29/11	3,001,677
5,318	CEI Holdings, Inc.	7.44-8.75	12/03/10	5,132,006
1,877	Josten IH Corp.	6.78	10/04/11	1,904,228
2,980	Marietta Intermediate Holding Corp.	6.86-7.12	12/17/10	3,007,952
3,847	MD Beauty, Inc.	7.25-9.25	02/18/12	3,873,282
2,000	MD Beauty, Inc.	11.25	02/18/13	2,017,500
1,893	Natural Products Group, LLC	7.40-7.56	08/16/11	1,892,761
3,116	Prestige Brands, Inc.	6.31-8.50	04/06/11	3,148,493
3,474	Spectrum Brands, Inc.	6.34-6.78	02/06/12	3,499,074
3,899	World Kitchen, Inc.	7.75	03/31/08	3,861,465
				32,280,414
	Consumer/Business Services (0.8%)
989	Alderwoods Group, Inc.	5.84-6.37	09/29/09	999,978
6,861	Buhrmann US, Inc.	6.16-6.24	12/31/10	6,966,314
242	Coinmatch Corp.	6.88-8.75	12/19/12	245,737
				8,212,029

	Containers/Packaging (4.0%)
995	Berry Plastics Corp.	6.45	12/02/11	1,007,955
667	Crown Americas, Inc.	6.00	11/15/12	671,460
1,970	Consolidated Container Holdings, LLC	7.50	12/15/08	1,981,071
4,950	Graham Packaging Co.	6.38-6.81	10/07/11	5,013,806
2,000	Graham Packaging Co.	8.81	04/07/12	2,041,880
11,344	Graphic Packaging International Corp.	6.55-7.16	06/30/10	11,495,581
6,820	Impress Metal Packaging Holdings B.V. (Netherlands)	6.91	12/31/06	6,854,044
985	Kranson Industries, Inc.	7.28	07/30/11	997,313
1,015	Nexpak Corp. (Revolver) (b)	10.22-10.37	03/31/07	1,015,000
4,196	Nexpak Corp. (b)	10.12-12.29	03/31/07	3,035,122
1,947	Owens Illinois General, Inc.	6.10	04/01/07	1,962,136
2,903	Owens Illinois General, Inc.	6.12-6.15	04/01/08	2,924,802
1,262	Smurfit-Stone Container Enterprises, Inc.	6.56-6.75	11/01/11	1,275,316
1,980	U.S. Can Corp.	7.65-10.00	01/10/10	1,997,224
				42,272,710

	Diversified Manufacturing (0.2%)
499	Euramax International, Inc.	6.63	06/29/12	495,543

1,337	Euramax International, Inc.	11.09	06/29/13	1,343,526
664	Euramax International, Inc. (Europe)	11.09	06/29/13	666,474
				2,505,543

	Education (0.2%)
1,985	Educate Operating Co.	6.53	03/31/12	2,004,850

	Electric Utilities(0.2%)
2,000	Primary Energy Holdings, LLC	7.16	08/24/09	2,026,240

	Electronic Components (0.2%)
1,412	Eastman Kodak Co.	6.42-6.75	10/18/12	1,415,393
898	Thermal North America, Inc.	6.28	10/12/13	907,537
				2,322,930
	Engineering & Construction (0.8%)
5,000	Penhall International Corp.	11.09	11/01/10	5,062,500
3,283	United Rentals, Inc.	6.63-8.50	02/14/11	3,322,733
				8,385,233
	Entertainment & Leisure (1.8%)
2,500	24 Hour Fitness, Inc.	6.78	06/08/12	2,535,425
1,985	Alliance Atlantis Communications, Inc. (Canada)	5.89	12/20/11	2,002,369
2,359	Fender Musical Instruments Corp.	6.31-6.47	03/30/12	2,388,944
3,000	HIT Entertainment PLC (United Kingdom)	6.46	03/20/12	3,013,500
3,000	Mets Limited Partnership	6.39	07/25/10	3,033,750
2,970	Universal City Development Partners, Ltd.	6.15-6.53	06/09/11	3,008,966
2,860	Yankees Holdings, L.P.	6.85	06/25/07	3,032,229
				19,015,183
	Environmental Services (1.9%)
6,892	Allied Waste North America, Inc.	6.09-6.21	01/15/12	6,937,137
3,564	Duratek, Inc.	7.19	12/19/09	3,582,237
5,155	Environmental Systems Products Holdings, Inc.	7.84-7.97	12/12/08	5,253,541
1,191	Safety-Kleen Holdco, Inc.	11.33-11.34	09/15/08	1,228,219
498	Wastequip, Inc.	7.03	07/15/11	504,962
250	Wastequip, Inc.	10.53	07/15/12	253,438
2,475	Waste Services, Inc.	7.28-9.50	03/31/11	2,499,017
				20,258,551
	Finance/Rental/Leasing (0.3%)
2,588	Hertz Corp.	8.50	12/21/12	2,623,828

	Financial Publishing/Services (1.2%)
6,914	Merrill Communications, LLC	6.64	07/30/09	6,970,283
4,286	Nasdaq Stock Market Inc.	6.19-7.38	12/08/11	4,320,086
958	Verifone Intermediate Holdings, Inc.	6.24	06/30/11	970,353
				12,260,722
	Financial Services (0.9%)
4,413	Fidelity National Information Solutions, Inc.	6.11	03/09/13	4,435,313
4,853	Transfirst Holdings, Inc.	7.56-8.75	03/31/10	4,895,439
				9,330,752
	Food Distributors (0.4%)
3,000	Acosta Sales Co., Inc.	6.59-6.62	12/06/12	3,033,750
1,250	Acosta Sales Co., Inc.	10.09	06/06/13	1,278,513
				4,312,263
	Food Retail (1.0%)
6,166	Michelina’s, Inc.	7.44	04/02/11	6,220,296
4,000	Roundy’s Supermarket’s, Inc.	7.24-7.34	11/03/11	3,982,000
				10,202,296
	Food: Major Diversified (0.8%)
5,400	Dole Food Co.	5.44-7.75	04/18/12	4,925,461
3,238	Michael Foods, Inc.	6.50-6.67	11/21/10	3,283,461
				8,208,922
	Foods & Beverages (4.1%)
7,352	Birds Eye Foods, Inc.	7.14-7.28	06/30/08	7,440,932
1,471	Bolthouse Farms. Inc.	8.75	12/16/12	1,494,176
746	Del Monte Corp.	5.73	02/08/12	756,794
998	Doane Pet Care, Inc.	6.62-6.94	10/24/12	1,011,216
5,029	DS Waters Enterprises, L.P.	8.72	11/07/09	4,866,882
993	National Dairy Holding, L.P.	6.38	03/15/12	998,078
1,901	PBM Products, Inc.	7.17-7.39	07/26/11	1,910,841
2,383	Pierre Foods, Inc.	6.56	06/30/10	2,414,259
15,227	Pinnacle Foods Holding Corp.	7.28-9.50	11/25/10	15,444,864
2,000	Reddy Ice Group, Inc.	5.87	08/09/12	2,020,620
1,995	Sturm Foods, Inc.	6.81	05/26/11	2,009,963
1,000	Sturm Foods, Inc.	11.50	05/26/12	1,015,000
1,235	Sunny Delight Beverage Co.	8.36-8.63	08/20/10	1,192,059
				42,575,684
	Forest Products (0.3%)
993	White Birch Paper Co. (Canada)	7.78	04/08/12	1,006,147

1,990	Xerium Technologies, Inc.	6.53	05/18/12	2,003,054
				3,009,201
	Healthcare (1.4%)
1,000	Capella Healthcare, Inc.	7.45	11/30/12	1,008,750
1,000	Capella Healthcare, Inc.	10.45	11/30/13	1,005,000
5,000	Concentra Operating Corp.	6.05	06/30/09	5,066,650
960	Genoa Healthcare Group, LLC	7.73-9.50	08/10/12	970,195
1,278	Multiplan, Inc.	7.03	03/04/09	1,293,750
2,378	Sterigenics International, Inc.	7.50-9.25	06/14/11	2,411,124
2,746	VWR International, Inc.	6.69	04/07/11	2,788,041
				14,543,510
	Home Building (0.5%)
2,763	Rhodes Ranch General Partnership	7.75	11/21/10	2,762,500
1,500	Shea Capital, LLC	6.26	10/27/11	1,507,500
1,195	Yellowstone Development, LLC	6.76	12/30/10	1,200,353
				5,470,353

	Home Furnishings (0.6%)
1,800	Hunter Fan Co.	6.75-6.94	03/24/12	1,795,500
499	National Bedding Co.	5.87-6.15	08/31/11	503,363
2,500	National Bedding Co.	9.17-9.50	08/31/12	2,440,625
1,496	Quality Home Brands Holdings, LLC.	7.13-7.28	11/04/11	1,509,342
				6,248,830
	Hospital/Nursing Management (1.0%)
1,975	CHS/Community Health Systems, Inc.	6.16	08/19/11	2,002,354
1,000	Lifecare Holding, Inc.	6.59	08/11/12	943,440
7,223	Lifepoint Hospitals, Inc.	6.19	04/15/12	7,274,129
				10,219,923
	Hotels/Resorts/Cruiselines (0.5%)
3,402	Interstate Operating Company, L.P.	8.94	01/14/08	3,453,079
998	Kuilima Resort Company	7.14	09/30/10	1,007,475
1,000	Kuilima Resort Company	10.89	09/30/11	1,010,000
				5,470,554
	Industrial Machinery (1.7%)
1,983	Formica Corp.	9.37-10.50	06/10/10	1,992,848
567	Formica Corp. (Canada)	9.29-10.75	06/10/10	569,387
1,409	Formica Corp. (Spain)	9.29-10.75	06/10/10	1,379,775
702	Formica Corp. (United Kingdom)	9.37-10.75	06/10/10	705,623
1,779	Goodman Global Holdings, Inc.	6.38	12/23/11	1,806,349
7,980	Mueller Group, Inc.	6.47-6.66	10/03/12	8,087,570
2,493	Sensus Metering Systems, Inc.	6.35-6.54	12/17/10	2,468,107
381	Sensus Metering Systems, Inc. (Luxembourg)	6.35-6.54	12/17/10	385,064
				17,394,723
	Industrial Specialties (0.7%)
4,988	Panolam Industrial International, Inc.	7.28	09/30/12	5,062,313
2,171	Unifrax Corp.	6.69	05/19/10	2,206,409
				7,268,722
	Life/Health Insurance (1.1%)
2,000	Alliant Resources Group, Inc.	7.22	11/30/11	2,023,760
1,000	Alliant Resources Group, Inc.	11.47	11/30/12	1,015,000
2,867	CCC Information Services	7.14	08/20/10	2,873,857
5,633	Conseco, Inc.	6.37	06/22/10	5,679,377
				11,591,994

	Medical Specialties (0.9%)
1,000	Accelent, Inc.	6.39	11/22/12	1,011,250
557	Colgate Medical, Ltd. (United Kingdom)	6.03-6.38	12/30/08	562,386
1,513	CONMED Corp.	6.62	12/15/09	1,531,772
6,709	Davita, Inc.	6.40-6.94	10/05/12	6,806,962
				9,912,370
	Medical/Nursing Services (1.1%)
4,138	Ameripath, Inc.	7.64	03/27/10	4,158,716
5,991	Select Medical Corp.	6.12-8.00	02/24/12	5,964,528
1,333	Select Medical Corp. (Revolver)	6.62	02/24/11	1,127,667
				11,250,911
	Miscellaneous (0.1%)
583	Chart Industries, Inc.	6.38-6.63	10/17/12	591,535

	Miscellaneous Commercial Services (0.2%)
2,577	Outsourcing Solutions, Inc.	8.89	09/30/10	2,564,060

	Movies/Entertainment (2.5%)
4,038	Metro-Goldwyn Mayer Studios, Inc.	6.78	04/08/11	4,063,177
12,000	Metro-Goldwyn Mayer Studios, Inc.	6.78	04/08/12	12,094,080
108	Metro-Goldwyn Mayer Studios, Inc. (Revolver)	6.89	04/08/10	104,462
9,527	Regal Cinemas Corp.	6.53	11/10/10	9,644,274
				25,905,993
	Multi-Sector Companies (0.0%)
486	MAFCO Finance Corp.	6.50	12/08/11	491,529

	Office Equipment/Supplies (0.2%)
1,995	Acco Brands Corp.	5.92-6.25	08/17/12	2,019,519

	Oil & Gas Pipelines (1.9%)
9,161	El Paso Corp.	7.31	11/23/09	9,213,376
2,000	Key Energy Group, Inc.	7.02-7.28	06/30/12	2,028,760
369	Semcrude, L.P. - U.S.	6.62-6.74	03/16/11	374,026
5,000	Targa Resources, Inc.	6.83	10/31/07	5,045,300
3,286	Targa Resources, Inc.	6.59-6.78	10/31/12	3,315,550
				19,977,012
	Oil Refining/Marketing (0.1%)
1,200	Lyondell-Citgo Refining, LP	6.53	05/21/07	1,212,473

	Other Consumer Specialty (0.1%)
667	Weightwatchers.com	6.62	12/16/10	675,000
250	Weightwatchers.com	9.12	06/16/11	252,813
				927,813

	Other Metals/Minerals (0.9%)
2,000	Alpha Natural Resources, LLC	6.32	10/26/12	2,015,840
375	Compass Minerals Group, Inc.	5.88-6.02	12/22/12	375,000
1,425	Foundation PA Coal Co.	6.28-6.44	07/30/11	1,449,494
2,000	Gibraltar Industries, Inc.	6.28	12/08/12	2,015,000
2,424	Novelis, Inc.	6.01	01/07/12	2,452,976
1,396	Novelis, Inc. (Canada)	6.01	01/07/12	1,412,319
				9,720,629
	Pharmaceuticals: Other (1.0%)
1,950	Bradley Pharmaceuticals, Inc.	8.35	11/14/10	1,970,709
8,578	MCC Merger Sub Corp.	9.49	09/30/08	8,631,819
				10,602,528
	Printing/Publishing (1.3%)
988	Ascend Media Holdings, LLC	7.02 - 7.28	01/31/12	989,969
1,990	Canon Communications, LLC	8.28	05/31/11	1,990,000
1,667	Day International Group, Inc.	7.03	12/05/12	1,689,067
1,995	Day International Group, Inc.	11.78	12/05/13	2,015,569
2,000	Endurance Business Media, Inc.	6.62	03/08/12	2,018,760
2,948	Liberty Group Operating, Inc.	6.63 - 8.25	02/28/12	3,498,860
333	PBI Media, Inc.	6.49-6.78	09/30/12	333,471
1,000	PBI Media, Inc.	10.24	09/30/13	979,170
				13,514,866
	Publishing: Books/Magazines (3.8%)
7,962	American Media Operations, Inc.	6.81	04/01/07	8,018,313
4,950	Cygnus Business Media, Inc.	8.65-10.25	07/13/09	4,925,250
7,750	F&W Publications, Inc.	6.55-10.40	08/05/12	7,495,638
1,775	Hanley Wood, LLC	6.33-6.69	08/01/12	1,782,069
1,500	Network Communications, Inc.	6.79	11/30/12	1,515,465
4,999	Primedia, Inc.	6.56	09/30/13	4,924,400
247	Primedia, Inc. (Revolver)	6.94	06/30/08	237,274
526	R.H. Donnelley, Inc.	6.12-6.28	12/31/09	529,983
9,454	R.H. Donnelley, Inc.	5.81-6.27	06/30/11	9,507,482
912	Source Media, Inc.	6.27	11/08/11	922,596
				39,858,470
	Real Estate - Industrial/Office (0.7%)
2,500	BioMed Realty Trust, Inc.	6.54	05/30/10	2,506,250
960	Corrections Corp. of America	5.96-6.12	03/31/08	975,014
2,000	General Growth Properties, LP	6.12	11/12/07	2,006,580
1,583	Newkirk Master, LP	5.80-6.04	08/11/08	1,595,924
				7,083,768

	Real Estate Development (1.9%)
3,000	Capital Automotive, LP	6.12	12/16/10	3,014,070
5,000	Edge-Star Partners	7.80	11/18/06	5,000,000
5,000	Landsource Communities Development, LLC	6.88	03/31/10	5,054,700
1,953	Lion Gables Realty, LP	6.09-6.15	09/30/06	1,963,221
5,000	WCI Communications, Inc.	6.37	12/23/10	5,012,500
				20,044,491

	Recreational Products (0.7%)
1,995	Mega Bloks, Inc. (Canada)	6.00-6.13	07/27/10	2,021,174
3,562	Pure Fishing, Inc.	6.77-7.53	09/30/10	3,568,810
1,740	True Temper Sports, Inc.	7.45-9.25	03/15/11	1,757,859
				7,347,843
	Restaurants (1.1%)
3,982	Arby’s	6.49-6.78	07/25/12	4,007,384
2,985	Burger King Corp.	6.31	06/30/12	3,024,402
1,925	Carrols Corp.	7.00	12/31/10	1,953,431
1,485	Denny’s, Inc.	7.12-7.78	09/30/09	1,511,625
500	El Pollo Loco, Inc.	7.39-7.56	11/18/11	505,310
				11,002,152
	Retail - Specialty (2.0%)
2,406	Alimentation Couche-Tard, Inc. (Canada)	6.19	12/17/10	2,436,199
3,435	Central Garden & Pet Co.	6.12-6.14	05/15/09	3,484,395
1,241	NBTY, Inc.	6.38	03/15/07	1,247,674
3,103	Nebraska Book Co.	6.70	03/04/11	3,133,658
7,200	Neiman Marcus Group, Inc.	6.97	04/08/13	7,266,096
3,000	TravelCenters of America, Inc.	6.16-6.44	12/01/11	3,033,750
				20,601,772
	Semiconductors (1.4%)
7,920	On Semiconductor Corp.	7.19	12/15/11	8,010,367
6,930	Viasystems, Inc.	8.38	09/30/09	7,007,963
				15,018,330
	Services to the Health Industry (1.4%)
3,719	CDI Acquisition Sub, Inc.	8.03	12/31/10	3,663,669
3,157	FHC Health Systems, Inc.	10.41-12.41	12/18/09	3,220,286
2,000	FHC Health Systems, Inc.	13.41	02/09/11	2,040,000
4,945	MC Communications, LLC	6.54	12/31/10	4,969,475
345	OniFlight Helicoptors, Inc.	7.74-9.25	09/30/11	345,477
455	OniFlight Helicoptors, Inc.	8.24-9.75	09/30/12	456,523
				14,695,430
	Specialty Insurance (0.1%)
953	Mitchell International, Inc.	6.53	08/15/11	966,761

	Telecommunications (2.5%)
1,995	Cincinnati Bell, Inc.	5.89 - 5.90	08/31/12	2,007,469
6,000	FairPoint Communications, Inc.	6.31	02/08/12	6,024,780
3,000	Hawaiian Telcom Communications, Inc.	6.78	10/31/12	3,020,640
5,000	Iowa Telecom Services, Inc.	6.28-6.40	11/23/11	5,052,350
5,664	KMC Telecom, Inc. (g)	10.03	06/30/10	877,861
3,000	Madison River Capital, LLC	6.59	07/29/12	3,045,930
3,200	Qwest Corp.	9.02	06/30/07	3,279,616
500	Time Warner Telecom, Inc.	6.92-7.11	11/30/07	508,960
2,417	Valor Telecommunications Enterprises, LLC	5.81-6.28	02/14/12	2,429,306
				26,246,912
	Telecommunications Equipment (0.0%)
1,033	Channel Master, Inc. (c) (g)	9.00	12/31/04	87,767
64	Channel Master, Inc. (Revolver) (c) (g)	9.00	12/31/04	5,449
				93,216
	Textiles (0.2%)
1,667	Polymer Group, Inc.	6.77	11/22/12	1,684,367
860	The William Carter Co.	5.65 - 5.81	06/30/12	870,101
				2,554,468
	Tobacco (0.2%)
2,500	Commonwealth Brands, Inc.	8.50	12/22/12	2,526,550

	Transportation (1.7%)
494	Helm Holding Corp.	6.80	07/08/11	502,940
1,970	Horizon Lines, LLC	6.78	07/07/11	1,996,260
2,000	Kenan Advantage Group, Inc.	7.50	12/16/11	2,020,000
1,764	Pacer International, Inc.	5.81 - 6.25	06/10/10	1,777,646
5,372	Quality Distribution, Inc.	7.37-7.39	11/13/09	5,399,335
5,904	Sirva Worldwide, Inc.	8.08-8.36	12/01/10	5,668,008
				17,364,189
	Utilities (3.1%)
10,000	Allegheny Energy Supply Co., LLC	5.81-6.41	03/08/11	10,127,289
1,000	La Paloma Generating Co., LLC	8.03	08/16/13	1,015,940
4,861	Pike Electric, Inc.	6.13	07/01/12	4,921,742
3,113	Pike Electric, Inc.	6.13	12/10/12	3,151,808
8,244	Reliant Energy, Inc.	6.09 - 6.51	04/30/10	8,233,806
4,954	Texas Genco, LLC	6.37-6.39	12/14/11	4,969,902
				32,420,487

	Waste Management (1.1%)
6,318	Envirocare of Utah, LLC	6.95-9.70	04/13/10	6,435,124
857	Levi Services, Inc.	7.13-7.34	11/16/11	865,714
3,970	WCA Waste Systems, Inc.	7.53	04/28/11	3,979,925
				11,280,763
	Wireless Telecommunications (2.1%)
8,606	Centennial Cellular Operating Co.	6.45-6.78	02/09/11	8,341,440
14,000	Nextel Partners Operating Corp.	5.91	05/31/12	14,049,560
				22,391,000

	Total Variable Rate Senior Loan Interests (Cost $985,262,929)			986,106,820

NUMBER OF SHARES
	Common Stocks (1.5%)
	Automotive Aftermarket (0.0%)
100,632	Safelite Glass Corp. (Acquired 09/29/00, Cost $58,636) (b) (e) (h)	0
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (b) (e) (h)	0
		0
	Casino/Gaming (0.0%)
	Aladdin Gaming Holdings, LLC (.72% Ownership Interest, Acquired 09/01/04, Cost $4,330) (b) (e) (h)	2,728

	Consumer Sundries (0.1%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (b) (e) (h)	1,030,965

	Containers/Packaging (0.0%)
70	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (b) (e) (h)	0

	Engineering & Construction (1.0%)
218,900	Washington Group International, Inc. (e)	11,595,133

	Environmental Services (0.1%)
19,446	Environmental Systems Products Holdings, Inc. (b) (e)	665,248

	Medical Specialties (0.2%)
62,838	Dade Behring Holdings, Inc.	2,569,446

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (b) (e) (h)	0

	Textiles (0.0%)
61,460	London Fog (b) (e)	0

	Total Common Stocks (Cost $12,476,743)	15,863,520

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Senior Notes (1.3%)
	Construction Materials (0.1%)
$1,500	Compression Polymers Holdings - 144A*	10.46%	07/01/12	1,477,500

	Household/Personal Care (0.1%)
1,000	DEL Laboratories Inc. -144 A*	9.23	11/01/11	1,020,000

	Industrial Specialties (0.2%)
2,000	Boise Cascade LLC.	7.03	10/15/12	1,960,000

	Services to the Health Industry (0.5%)
5,000	Insight Health Services Acquisition Corp. - 144A*	9.17	11/01/11	4,862,500

	Telecommunications (0.2%)
5,357	KMC Telecom, Inc. (Acquired between 07/25/03 and 12/30/05, Cost $3,612,687) (c) (d) (g) (h)	7.38	06/30/11	830,378
2,343	KMC Telecom, Inc. (Acquired between 07/25/03 and 12/30/05, Cost $1,584,866) (c) (d) (g) (h)	7.63	06/30/11	363,224
1,000	Qwest Corp. - 144A*	7.74	06/15/13	1,083,750
				2,277,352

	Wireless Telecommunications (0.2%)
2,000	Rogers Wireless Inc. (Canada)	7.62	12/15/10	2,075,000

	Total Senior Notes (Cost $17,625,052)			13,672,352

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (b) (e) (0.0%)
	Casino/Gaming (0.0%)
20,570	Opbiz (Planet Hollywood) (Acquired between 09/01/04 and 04/19/05, Cost $0) (h)	09/01/10	0

	Internet Software/Services (0.0%)
98,655	Mobile Pro Corp.(Acquired 11/12/04, Cost $0) (h)	11/15/09	0

	Total Warrants (Cost $0)		0

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investment (2.5%)
	Repurchase Agreement
$17,100	Joint repurchase agreement account (dated 12/30/05; proceeds $17,108,075) (i) (Cost $17,100,000)	4.25%	01/03/06	17,100,000
8,505	The Bank of New York (dated 12/30/05; proceeds $8,508,409) (j) (Cost $8,504,511)	4.125	01/03/06	8,504,511

	Total Short-Term Investment (Cost $25,604,511)			25,604,511

	Total Investments (Cost $1,040,969,235) (k) (l)		99.7%	1,041,247,203

	Other Assets in Excess of Liabilities		0.3	3,573,258

	Net Assets		100.0%	$1,044,820,461

*                                         Resale is restricted to qualified institutional investors.

(a)                               Interest rates shown are those in effect at December 31, 2005.

(b)                               Securities with total market value equal to $5,749,063 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)                                Non-income producing security; loan or note in default.

(d)                               Payment-in-kind security.

(e)                                Non-income producing securities.

(f)                                   Issuer is restructuring loan.

(g)                               Issuer is liquidating loan.

(h)                               Resale is restricted. No transaction activity during the year.

(i)                                  Collateralized by federal agency and U.S. Treasury obligations.

(j)                                   Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/35 valued at $8,674,601.

(k)                               Securities have been designated as collateral in an amount equal to $44,495,829 in connection with unfunded loan commitments.

(l)                                  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,504,733 and the aggregate gross unrealized depreciation is $19,226,765, resulting in net unrealized appreciation of $277,968.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006